International Fund (Prospectus Summary): | International Fund
International Fund

Supplement, dated June 11, 2012
to Prospectus, dated May 1, 2012

SUPPLEMENT
MUTUAL OF AMERICA INVESTMENT CORPORATION

On page 24 of the Prospectus, the Average Annual Total Returns for the International Fund and the MSCI EAFE Index are hereby deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	For Life of Fund	Average Annual Returns, Inception Date
International Fund Class	International Fund (commenced operations on November 5, 2007)	(12.60%)	(8.54%)	Nov. 05, 2007
MSCI EAFE Index (Index reflects no deduction of any charges against the assets)	MSCI EAFE Index (Index reflects no deduction of any charges against the assets)	(12.14%)	(8.63%)